Financial Assets and Financial Liabilities	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Assets and Financial Liabilities
11.
Financial Assets and Financial Liabilities

The following table shows the carrying amounts and fair values of financial assets and liabilities, including their levels in the fair value hierarchy.

Financial assets

A.
Current and non-current financial assets

	June 30, 2025		December 31, 2024
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	34,819	—	29,243
Other receivables	—	464	—	428
Loans to employees	180	—	180	—
Trade and other financial receivables	180	35,283	180	29,671
Guarantee deposit	1,097	—	1,170	—
Non-current financial assets	1,097	—	1,170	—
Guarantee deposit	—	164	—	209
Financial investments	—	4,914	—	25,901
Other current financial assets	—	5,078	—	26,110
Total	1,277	40,361	1,350	55,781

Trade and other financial receivables are mainly amounts due from customers for goods sold or services performed in the ordinary course of business. They are due for settlement in the short term (less than 1 year) and therefore are classified as current. Trade and other financial receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components, in which case they are recognized at fair value. The Group holds the trade receivables with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.

The carrying amounts of the customer sales and services includes receivables which are subject to a factoring arrangement. Under this arrangement, the Group has transferred the relevant receivables to the factor in exchange for cash and is prevented from selling or pledging the receivables. However, the Group has retained late payment and credit risk. Therefore, the Group continues to recognize the transferred assets in their entirety in its statement of financial position.

The amount repayable under the factoring agreement is presented as secured borrowing. The Group considers that the held-to-collect business model remains appropriate for these receivables and hence continues to measure them at amortized cost.

As of June 30, 2025, other current financial assets include financial investments, such as investment funds in financial institutions, totaling Euros 4,914 thousand as compared to Euros 25,901 thousand at December 31, 2024.

These financial investments are deposits managed by financial institutions in investment funds to obtain profitability. The Group has considered their classification as current assets because it expects to liquidate these investments in the following 12 months.

B.
Expected credit loss assessment as of June 30, 2025 and December 31, 2024.

The Group applies the IFRS 9 simplified approach to measuring expected credit losses using a lifetime expected credit loss provision for trade receivables and contract assets. To measure expected credit losses on a collective basis, trade receivables and contract assets are grouped based on similar credit risk and aging. The contract assets have similar risk characteristics to the trade receivables for similar types of contracts.

The impairment of trade receivables is recognized under “Expected credit loss for trade and other receivables” in other operating expenses.

The total income recognized in profit or loss during the six months ended June 30, 2025 was Euros 22 thousand and a total expense of Euros 1,195 thousand for the six months ended June 30, 2024. This amount includes Euros 1,527 thousand corresponding mainly to the impact of final uncollectible balances (Euros 328 thousand in the same period of 2024). The allowance for doubtful debts provision as of June 30, 2025 estimated based on the expected credit loss, was Euros 1,161 thousand, as compared to Euros 1,360 thousand as of December 31, 2024, for amounts outstanding less than 180 days as at reporting date. Additionally, the Company has recognized as of June 30, 2025, a bad debt provision for amounts outstanding 180 days or longer for Euros 4,763 thousand, as compared to Euros 6,113 thousand as at December 31, 2024, which has been calculated taking into account specific accounts receivable considered doubtful.

The expected loss rates are based on the Group’s historical credit losses.

C.
Financial assets by class and category

		June 30, 2025
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at fair value with changes in PL	Financial assets measured at fair value with changes in OCI	Total
Customer sales and services	34,819	—	—	34,819
Other receivables	464	—	—	464
Loans to employees	180	—	—	180
Trade and other financial receivables	35,463	—	—	35,463
Guarantee deposit	1,097	—	—	1,097
Non-current financial assets	1,097	—	—	1,097
Guarantee deposit	164	—	—	164
Financial investments	326	4,318	270	4,914
Other current financial assets	490	4,318	270	5,078
Total	37,050	4,318	270	41,638

		December 31, 2024
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at fair value with changes in PL	Financial assets measured at fair value with changes in OCI	Total
Customer sales and services	29,243			29,243
Other receivables	428			428
Loans to employees	180			180
Trade and other financial receivables	29,851	—	—	29,851
Guarantee deposit	1,170			1,170
Non-current financial assets	1,170	—	—	1,170
Guarantee deposit	209			209
Financial investments	323	25,303	275	25,901
Other current financial assets	532	25,303	275	26,110
Total	31,553	25,303	275	57,131

Financial assets measured at FVTOCI correspond to investments in funds whose quotation is considered level 1 for fair value purposes.

The financial investments valued at FVTPL relate to investment funds held at financial institutions. These financial assets are also considered level 3 for fair value purposes.

The rest of the financial assets (both current and non-current) are measured at their amortized cost, which does not materially differ from their fair value.

Financial liabilities

A.
Loans and borrowings

	June 30, 2025		December 31, 2024
(In thousand Euros)	Non-current	Current	Non-current	Current
Loans	79,765	24,067	66,659	43,179
Working capital line of credit	—	77,713	—	88,631
Loans and borrowings	79,765	101,780	66,659	131,810
Derivative warrant liabilities	—	869	—	2,168
Lease liabilities (see note 9)	30,532	4,314	31,742	4,664
Total	110,297	106,963	98,401	138,642

Financial liabilities are measured at their amortized cost, which does not differ from their fair value (it is considered that the interest rates applicable to all of them still represent market spreads), except for the derivative warrant liability which is measured at FVTPL.

The working capital lines of credit are a type of short-term financing used to cover ongoing business’s operations. These small-business loans are not used to fund large investments and are renewed every 90 days.

Bank Loans

As of June 30, 2025, the Group had available credit lines and other financing products of Euros 123,119 thousand, compared to Euros 125,619 thousand as of December 31, 2024, of which a total of Euros 77,710 thousand have been drawn down, compared to Euros 88,614 thousand as of December 31, 2024. In addition to the aforementioned financing products, the Company engages in non-recourse factoring with a limit of Euros 12,000 thousand at June 30, 2025 (Euros 12,000 thousand at December 31, 2024) of which Euros 1,926 thousand have been disposed as June 30, 2025 (Euros 561 thousand at December 31, 2024).

On November 11,2024, the group entered into a framework agreement with several financial institutions, providing an 18-month grace period on debt repayments, Additionally, as part of the agreement, the financial institutions have committed to maintaining the short-term financing agreements in force at least until June 30, 2026. The agreement included a clause requiring adherence from all relevant lenders by May 11, 2025.

On April 8, 2025, the remaining financial institutions adhered to the framework agreement, previously disclosed, thereby formalizing the grace period on debt repayments and the waiver of financial covenant requirements for 2025. The agreement remains in force as of June 30, 2025, and includes, among other conditions, a requirement to maintain a minimum cash balance of Euro 35 million at the end of each month, which has been waived since.

Interest expenses from banks loans amounted to Euros 6,881 thousand as of June 30, 2025, compared to Euros 8,520 thousand as of June 30, 2024 (See Note 20).

The Group has loans which require compliance with certain financial covenants. As of June 30, 2025, the Group met these financial covenants or has obtained the corresponding waiver issued by the bank.

Details of the maturities, by year, of the principal and interest of the loans and borrowings as of June 30, 2025 and December 31, 2024, are as follows:

(In thousand Euros)	June 30, 2025		December 31, 2024
1 July 2025 - 30 June 2026 (*)	107,902	2025	139,103
1 July 2026 - 30 June 2027	46,375	2026	33,962
1 July 2027 - 30 June 2028	23,087	2027	21,545
1 July 2028 - 30 June 2029	11,793	2028	13,814
1 July 2029 - 30 June 2030	2,454	2029	3,356
More than five years	1,709	More than five years	2,554
	193,320		214,334

(*) Of the amounts maturing between July 1, 2025 and June 30, 2026, those falling due from May 2026 onwards amount to €61,716 thousand.

Details of the loans and borrowings as of June 30, 2025 and December 31, 2024 are as follows:

	June 30, 2025
(In thousand Euros)	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank Loans
Fixed rate loan	EUR	4,212	9,207	—	13,419
Floating rate loan	EUR	92,769	12,467	1,797	107,033
Covenant Loan	EUR	4,560	52,586	—	57,146
		101,541	74,260	1,797	177,598
Borrowings
Fixed rate loan	EUR	239	1,422	2,286	3,947
		101,780	75,682	4,083	181,545

	December 31, 2024
(In thousand Euros)	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank Loans
Fixed rate loan	EUR	5,703	7,099	—	12,802
Floating rate loan	EUR	114,804	3,203	2,735	120,742
Covenant Loan	EUR	11,078	49,850	—	60,928
		131,585	60,152	2,735	194,472
Borrowings
Fixed rate loan	EUR	225	742	3,030	3,997
		131,810	60,894	5,765	198,469

As of June 30, 2025, the Group had loans at variable interest rates referenced to Euribor plus a differential between 1.60% and 8.0% and at fixed interest rates that range between 0% and 5.60%, respectively, compared to variable rates referenced to Euribor plus a differential between 2% and 8% and fixed rates between 0% and 5.67%, respectively, during fiscal year ended December 31, 2024.

The Group had a loan with a nominal value of Euros 12.5 million that includes a pledge on the inventories at June 30, 2025 (Euros 15 million as of December 31, 2024) for the same amount (Note 12). In addition, the Group had loans with a total nominal value of Euros 35 million that include a pledge on the property, plant and equipment at June 30, 2025 and December 31, 2024 for a gross amount of Euros 24,789 thousand (Note 8).

Borrowings

As of June 30, 2025, loans from a government entity (“CDTI”) total Euros 3,947 thousand as compared to Euros 3,997 thousand as of December 31, 2024.

Derivative warrant liabilities

As described in the 2024 consolidated financial statements, derivative warrant liabilities correspond to Public and Private Warrants issued by Kensington, BBVA warrants and Generac warrants, which have been assumed by Wallbox.

Movement in the derivative warrant liabilities during the six-months ended June 30, 2025 is summarized below:

	Public Warrant		Private Warrant		BBVA Warrant		Generac Warrant		Total
	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros
At December 31, 2024	5,259,119	142	8,883,333	239	1,007,894	204	13,102,971	1,583	28,253,317	2,168
Change in fair value of derivative warrant liabilities	—	(131)	—	(222)	—	(63)	—	(684)	—	(1,100)
Exchange differences	—	(11)	—	(17)	—	(21)	—	(150)	—	(199)
At June 30, 2025	5,259,119	—	8,883,333	—	1,007,894	120	13,102,971	749	28,253,317	869

The fair value of the BBVA Warrants was USD 0.14 based on a Black-Scholes valuation methodology for options and warrants.

The fair value of Generac Warrant was USD 0.07 for type 1 Warrants and USD 0.05 port type 2 Warrants, both based on a Black-Scholes valuation methodology for options and warrants.

As a consequence of the communication from NYSE regarding the delisting of Public Warrants the Group has considered that fair value of public and private warrants are nil.

Reconciliation of movements of liabilities to cash flows arising from financing activities

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total
Balance at January 1, 2025	198,469	2,168	36,406	237,043
Proceeds from loans	364,884	—	—	364,884
Principal paid on lease liabilities	—	—	(3,074)	(3,074)
Interest paid on lease liabilities	—	—	(892)	(892)
Repayments of loans	(380,741)	—	—	(380,741)
Interest and bank fees paid	(7,123)	—	—	(7,123)
Total changes from financing cash flows	(22,980)	—	(3,966)	(26,946)
The effect of changes in foreign exchange rates	(776)	(199)	(31)	(1,006)
Change in fair value of derivative warrant liabilities	—	(1,100)	—	(1,100)
New leases	—	—	1,545	1,545
Government loan receivable	(49)	—	—	(49)
Interest and bank fees expenses	6,881	—	892	7,773
Other	—	—	—	—
Total liability-related other changes	6,832	(1,100)	2,437	8,169
Balance at June 30, 2025	181,545	869	34,846	217,260

B.
Trade and other financial payables

Details of trade and other financial payables as of June 30, 2025 and December 31, 2024 are as follows:

(In thousand Euros)	June 30, 2025	December 31, 2024
Suppliers	33,160	23,517
Personnel (salaries payable)	4,101	5,390
Customer advances	165	145
Total	37,426	29,052

Trade and other payables are unsecured and are typically paid in less than 12 months upon recognition. The carrying amounts of trade and other payables are considered equal to their fair values, due to their short-term nature.

The Group has secured various financing lines through confirming arrangements. These instruments allow the Group to obtain financing by facilitating payments to suppliers.

Payments to suppliers ahead of the invoice due date are processed by the finance provider, and the Group settles the original invoice by paying the finance provider in the line with the new conditions agreed with the finance suppliers (90 to 120 days).

The Group recognizes a liability to the bank until the maturity of the debt.

All trade payable subject to the supplier finance arrangements are included in current loans and borrowings in the consolidated statements of the financial position.

(In thousand Euros)	June 30, 2025	December 31, 2024
Carrying amount of liabilities
Presented within trade and other payables	—	886
Presented within loans and borrowings (*)	29,435	31,681
Liabilities that are part of the arrangements	Not applicable	136 days after the invoice date
Comparable trade payables that are not part of the arrangements	60 days after the invoice date	60 days after the invoice date
(*) The supplier has already received the payment for this amount.

There were no significant non-cash changes in the carrying amount of the trade payables.